COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of commitments [Abstract]
Schedule of Operating Lease

The Group had commitments for future minimum lease payments under a non-cancellable operating lease in respect of the rented premises which fall due as follows:

December 31, 2018
CNY

Within the first year	1,245
After one year but not more than five years	646
1,891